Supplementary Financial Statement Information - Schedule of Selling and Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling and Marketing Expenses [Abstract]
Payroll and related expenses	$ 168	$ 124	$ 157
Overseas travels	113	92	165
Other	128	85	53
Net selling and marketing expenses	$ 409	$ 301	$ 375